real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Real estate joint ventures
Interest expense	$ 204	$ 192	$ 397	$ 362
Net income	315	520	668	957
Comprehensive income	(461)	549	482	967
Real estate joint ventures
Real estate joint ventures
Net income	(31)		(33)	(1)
Comprehensive income	0	0	0	0
Capitalized financing costs	1	3	4	6
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0	$ 0	$ 0	$ 0